Earnings Per Share (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table provides a reconciliation of the numerator and denominator of the earnings per share calculations (in thousands, except per share amounts):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2019	2018	2019	2018
Numerator:
Net loss attributable to stockholders - basic	$(36,570)	$(11,351)	$(41,765)	$(12,951)
Net loss attributable to convertible OP units(1)	(5,643)	(2,756)	(6,426)	(3,090)
Net loss - diluted	$(42,213)	$(14,107)	$(48,191)	$(16,041)
Denominator:
Weighted-average shares - basic	283,010	184,450	282,148	185,171
OP units(1)	43,288	44,453	43,640	44,453
Adjusted weighted-average shares - diluted	326,298	228,903	325,788	229,624
Earnings per common share:
Basic and diluted	$(0.13)	$(0.06)	$(0.15)	$(0.07)
(1) OP units include units that are convertible into common stock or cash, at the Operating Partnership’s option. The Operating Partnership loss attributable to these OP units, which is included as a component of Net Loss Attributable to Noncontrolling Interests on the consolidated statements of operations, has been added back in the numerator as these OP units were included in the denominator for all years presented.

The following table provides a reconciliation of the numerator and denominator of the earnings per share calculations for the years ended December 31, 2018, 2017, and 2016 (in thousands, except per share amounts):

	2018	2017	2016
Numerator:
Net income (loss) attributable to stockholders - basic	$39,138	$(38,391)	$8,932
Net income (loss) attributable to convertible OP units(1)	8,136	(3,470)	111
Net income (loss) - diluted	$47,274	$(41,861)	$9,043
Denominator:
Weighted-average shares - basic	196,602	183,784	183,876
Conversion of OP units(1)	44,453	12,713	2,785
Effect of dilutive restricted stock awards(2)	312	—	4
Adjusted weighted-average shares - diluted	241,367	196,497	186,665
Earnings per common share:
Basic and diluted	$0.20	$(0.21)	$0.05

(1)
OP units include units previously issued for asset management services provided under our former advisory agreement (see Note 16), as well as units issued as part of the PELP transaction (see Note 4), all of which are convertible into common shares. The Operating Partnership income (loss) attributable to these OP units, which is included as a component of Net Income (Loss) Attributable to Noncontrolling Interests on the consolidated statements of operations, has been added back in the numerator because these OP units were included in the denominator for all years presented.

(2)	Includes the dilutive impact of unvested restricted share awards using the treasury stock method.